Financing Receivables - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Past Due Financing Receivable
Amortized cost	$ 12,716	$ 13,769
Client Financing Receivables
Past Due Financing Receivable
Amortized cost	10,863	12,531
Amortized Cost Not Accruing	110	137
Impaired financing receivables, related allowance	106	122
Client Financing Receivables | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	151	344
Amortized Cost > 90 Days and Accruing	43	208
Billed Invoices > 90 Days and Accruing	7	23
Client Financing Receivables | Americas
Past Due Financing Receivable
Amortized cost	6,488	7,281
Amortized Cost Not Accruing	71	74
Client Financing Receivables | Americas | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	111	272
Amortized Cost > 90 Days and Accruing	40	198
Billed Invoices > 90 Days and Accruing	6	22
Client Financing Receivables | EMEA
Past Due Financing Receivable
Amortized cost	3,007	3,546
Amortized Cost Not Accruing	31	46
Client Financing Receivables | EMEA | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	31	52
Amortized Cost > 90 Days and Accruing	1	8
Billed Invoices > 90 Days and Accruing	1	1
Client Financing Receivables | Asia Pacific
Past Due Financing Receivable
Amortized cost	1,368	1,704
Amortized Cost Not Accruing	8	17
Client Financing Receivables | Asia Pacific | Financial Asset, Equal to or Greater than 90 Days Past Due
Past Due Financing Receivable
Amortized cost	9	20
Amortized Cost > 90 Days and Accruing	1	3
Billed Invoices > 90 Days and Accruing	$ 0	$ 1